091-02250

For Internal Use Only
SEC File No. 9-

RECEIVED
2007 OCT 30 PM 12:51
SEC / MR

Submit 1 Original
and 9 Copies

| | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | August 31, 2010 |
| Estimated average burden hours per response...... 3.60 | |

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

07082518

**Part I Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**Philadelphia Stock Exchange** Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:
**Index Fund Shares**

4. Name of Underlying Instrument:
**Vanguard Financials Index Fund**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Narrow-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**VFH**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**New York Stock Market, American Stock Market and NASDAQ Stock Market**

8. Settlement Methodology of New Derivative Securities Product:
**Regular Way trades settle on T+3/Book entry only held in DTC**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

PROCESSED
DEC 03 2007
THOMSON
FINANCIAL

**Part II Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Walt Smith**

Title:
**Vice President, Listings and Projects**

Telephone Number:
**(215) 496-5532**

Manual Signature of Official Responsible for Form:

Date:
10/24/07

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 30 2007 |

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

RECEIVED
2007 OCT 30 PM 12:36
SEC / MR

October 26, 2007

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20059

Re: Form 19b-4(e) – Selected PowerShares Funds and Vanguard U.S. Sector ETFs

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached originals and nine copies relating to the trading of the following PowerShares Funds and Vanguard U.S. Sector ETFs:

| ETF | Symbol |
|---|---|
| PowerShares Dynamic Large Cap Growth Portfolio | PWB |
| PowerShares Dynamic Large Cap Value Portfolio | PWV |
| PowerShares Dynamic Mid Cap Growth Portfolio | PWJ |
| PowerShares Dynamic Mid Cap Value Portfolio | PWP |
| PowerShares Dynamic Small Cap Growth Portfolio | PWT |
| PowerShares Dynamic Small Cap Value Portfolio | PWY |
| PowerShares Dynamic Large Cap Portfolio | PJF |
| PowerShares Dynamic Mid Cap Portfolio | PJG |
| PowerShares Dynamic Small Cap Portfolio | PJM |
| PowerShares Dynamic Aggressive Growth Portfolio | PGZ |
| PowerShares Dynamic Deep Value Portfolio | PVM |
| PowerShares Zacks Micro Cap Portfolio | PZI |
| PowerShares Zacks Small Cap Portfolio | PZJ |
| | |
| Vanguard Consumer Discretionary ETF | VCR |
| Vanguard Consumer Staples ETF | VDC |
| Vanguard Energy ETF | VDE |
| Vanguard Financials ETF | VFH |
| Vanguard Health Care ETF | VHT |
| Vanguard Industrials ETF | VIS |
| Vanguard Information Technology ETF | VGT |
| Vanguard Materials ETF | VAW |
| Vanguard Telecommunication Services ETF | VOX |
| Vanguard Utilities ETF | VPU |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 30 2007 |

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5275.

Sincerely,

Charlotte Northeast
Paralegal

END